Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
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Details of Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Salaries	₩	387,414	354,709	372,966
Expenses related to defined benefit plans		22,859	26,872	24,822
Other employee benefits		86,757	91,396	86,692
Shipping		298,684	213,613	91,960
Fees and commissions		248,478	272,337	253,495
Depreciation		267,042	263,739	264,982
Taxes and dues		74,542	69,851	65,528
Advertising		126,335	108,315	76,404
Warranty		216,873	251,395	101,846
Insurance		16,654	15,100	13,610
Travel		6,935	17,912	18,421
Training		15,556	15,458	9,775
Others		84,323	126,022	95,186
	₩	1,852,452	1,826,719	1,475,687